Consolidated Statements of Comprehensive (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net (loss)	€ (166,076)	€ (147,693)	€ (114,531)
Actuarial gains and losses on employee benefits, net of corporate tax	19	(177)	(249)
Profit (loss) directly recognized in shareholders' equity	19	(177)	(249)
Other comprehensive income	(683)	3,280	(743)
Total comprehensive (loss)	€ (166,740)	€ (144,590)	€ (115,523)